CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2021
CASH FLOW INFORMATION
CASH FLOW INFORMATION

NOTE 24 - CASH FLOW INFORMATION

Movement in net debt for the year ended 31 December 2021, 2020 and 2019 is as follows;

2021	Lease liabilities	Bank borrowings	Total

1 January	144,056	347,436	491,492

Increase in lease liabilities	140,367	—	140,367
Cash inflows	—	1,750,046	1,750,046
Cash outflows	(104,829)	(1,912,509)	(2,017,338)
Other non-cash movements(*)	31,656	8,211	39,867

31 December	211,250	193,184	404,434

Less: cash and cash equivalents			(3,813,469)

Net debt / (cash)			(3,409,035)

NOTE 24 - CASH FLOW INFORMATION (Continued)

2020	Lease liabilities	Bank borrowings	Total

1 January	84,289	18,977	103,266

Increase in lease liabilities	97,602	—	97,602
Cash inflows	—	1,619,217	1,619,217
Cash outflows	(58,365)	(1,305,405)	(1,363,770)
Other non-cash movements(*)	20,530	14,647	35,177

31 December	144,056	347,436	491,492

Less: cash and cash equivalents			(592,643)

Net debt / (cash)			(101,151)

2019	Lease liabilities	Bank borrowings	Total

1 January	151,554	104,095	255,649

Increase in lease liabilities	17,760	—	17,760
Cash inflows	—	903,260	903,260
Cash outflows	(51,893)	(991,269)	(1,043,162)
Other non-cash movements(*)	(33,132)	2,891	(30,241)

31 December	84,289	18,977	103,266

Less: cash and cash equivalents			(282,304)

Net debt / (cash)			(179,038)
(*)	Other non-cash movements consist of interest accrual, disposals and remeasurement of contractual lease liabilities and bank borrowings.